SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stock Options, Outstanding, Beginning Balance	2,360,000	1,882,500	1,800,000
Weighted average exercise price, beginning balance	$ 1.00	$ 1.00	$ 1.00
Stock Options, Granted		502,500	82,500
Weighted average exercise price, granted		$ 1.00	$ 1.00
Stock Options, Canceled
Weighted average exercise price, canceled
Stock Options, Exercised		(25,000)
Weighted average exercise price, exercised		$ 1.00
Stock Options, Outstanding, Ending Balance	2,360,000	2,360,000	1,882,500
Weighted average exercise price, ending balance	$ 1.00	$ 1.00	$ 1.00